John Hancock Money Market Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               dated July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

----------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                            Position(s)   Trustee/                                                      John Hancock
Name, Address (1)           Held with     Officer     Principal Occupation(s) and other                 Funds Overseen
And Age                     Fund          since(2)    Directorships During Past 5 Years                 by Trustee
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner           Chairman      2004        Chairman and Trustee, Dunwoody Village,           49
Born:  1938                 and Trustee   1994        Inc. (retirement services) (until 2003);
                                                      Senior Vice President and Chief Financial
                                                      Officer, UGI Corporation (public utility
                                                      holding company) (retired 1998); Vice
                                                      President and Director for AmeriGas, Inc.
                                                      (retired 1998); Director of AmeriGas
                                                      Partners, L.P. (until 1997)(gas
                                                      distribution); Director, EnergyNorth, Inc.
                                                      (until 1995); Director, Parks and History
                                                      Association (since 2001).
----------------------------------------------------------------------------------------------------------------------
James F. Carlin             Trustee       1994        Director and Treasurer, Alpha Analytical          47
Born:  1940                                           Laboratories (chemical analysis); Part Owner
                                                      and Treasurer, Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1995); Part Owner and Vice
                                                      President, Mone Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1996); Director/Treasurer,
                                                      Rizzo Associates (engineering) (until 2000);
                                                      Chairman and CEO, Carlin Consolidated, Inc.
                                                      (management/investments); Director/Partner,
                                                      Proctor Carlin & Co., Inc. (until 1999);
                                                      Trustee, Massachusetts Health and Education Tax
                                                      Exempt Trust; Director of the following:  Uno
                                                      Restaurant Corp. (until 2001), Arbella Mutual
                                                      (insurance) (until 2000), HealthPlan Services,
                                                      Inc. (until 1999), Flagship Healthcare, Inc.
                                                      (until 1999), Carlin Insurance Agency, Inc.
                                                      (until 1999); Chairman, Massachusetts Board of
                                                      Higher Education (until 1999).
----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                             Position(s)   Trustee/       Principal Occupation(s) and other            John Hancock
Name, Address (1)            Held with     Officer        Directorships                                Funds Overseen
And Age                      Fund          since(2)       During Past 5 Years                          by Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2005           President and Chief Executive Officer,       39
Born:  1935                                               Brookline Bancorp., Inc.  (lending) (since
                                                          1972); Chairman and Director, Lumber
                                                          Insurance Co. (insurance) (until 2000);
                                                          Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).
---------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       2005           Vice President, Senior Banker and Senior     39
Born:  1933                                               Credit Officer, Citibank, N.A. (retired
                                                          1991); Executive Vice President, Citadel
                                                          Group Representatives, Inc. (until 2004);
                                                          Director, Hudson City Bancorp; Trustee,
                                                          Scholarship Fund for Inner City Children
                                                          (since 1986).
---------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       1987           Former Chancellor, University of Texas       47
Born:  1944                                               System and former President of the
                                                          University of Texas, Austin, Texas;
                                                          Chairman and CEO, IBT Technologies (until
                                                          2001); Director of the following: The
                                                          University of Texas Investment Management
                                                          Company (until 2000), Hire.com (until
                                                          2004), STC Broadcasting, Inc. and Sunrise
                                                          Television Corp. (until 2001), Symtx,
                                                          Inc.(electronic manufacturing) (since
                                                          2001), Adorno/Rogers Technology, Inc.
                                                          (until 2004), Pinnacle Foods Corporation
                                                          (until 2003), rateGenius (until 2003),
                                                          Jefferson-Pilot Corporation (diversified
                                                          life insurance company), New Century Equity
                                                          Holdings (formerly Billing Concepts) (until
                                                          2001), eCertain (until 2001), ClassMap.com
                                                          (until 2001), Agile Ventures (until 2001),
                                                          LBJ Foundation (until 2000), Golfsmith
                                                          International, Inc. (until 2000), Metamor
                                                          Worldwide (until 2000), AskRed.com (until
                                                          2001), Southwest Airlines and Introgen;
                                                          Advisory Director, Q Investments; Advisory
                                                          (until 2003); Director, Chase Bank
                                                          (formerly Texas Commerce Bank - Austin),
                                                          LIN Television (since 2002), WilTel
                                                          Communications (until 2003) and Hayes
                                                          Lemmerz International, Inc. (diversified
                                                          automotive parts supple company) (since
                                                          2003).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------------------------------------------------------------------------------------------------
                                                                                                      Number of
                                                                                                      John Hancock
                                           Trustee/     Principal Occupation(s) and other             Funds
Name, Address (1)         Position(s)      Officer      Directorships                                 Overseen by
And Age                   Held with Fund   since(2)     During Past 5 Years                           Trustee
------------------------------------------------------------------------------------------------------------------
Ronald R. Dion            Trustee          1998         Chairman and Chief Executive Officer, R.M.    47
Born:  1946                                             Bradley & Co., Inc.; Director, The New
                                                        England Council and Massachusetts
                                                        Roundtable; Director, Boston Stock
                                                        Exchange; Trustee, North Shore Medical
                                                        Center; Director, BJ's Wholesale Club, Inc.
                                                        and a corporator of the Eastern Bank;
                                                        Trustee, Emmanuel College.
------------------------------------------------------------------------------------------------------------------
John A. Moore             Trustee          2005         President and Chief Executive Officer,        49
Born:  1939                                             Institute for Evaluating Health Risks,
                                                        (nonprofit institution) (until 2001);
                                                        Senior Scientist, Sciences International
                                                        (health research)(since 1998); Principal,
                                                        Hollyhouse (consulting)(since 2000);
                                                        Director, CIIT(nonprofit research) (since
                                                        2002).
------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson     Trustee          2005         Executive Director, Council for               49
Born:  1943                                             International Exchange of Scholars and Vice
                                                        President, Institute of International
                                                        Education (since 1998); Senior Fellow,
                                                        Cornell Institute of Public Affairs,
                                                        Cornell University (until 1997); Former
                                                        President of Wells College and St. Lawrence
                                                        University; Director, Niagara Mohawk Power
                                                        Corporation (until 2003); Director, Ford
                                                        Foundation, International Fellowships
                                                        Program (since 2002); Director, Lois Roth
                                                        Endowment (since 2002); Director, Council
                                                        for International Exchange (since 2003).
------------------------------------------------------------------------------------------------------------------
Steven Pruchansky         Trustee          1994         Chairman and Chief Executive Officer, Mast    47
Born:  1944                                             Holdings, Inc. (since 2000); Director and
                                                        President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First
                                                        Signature Bank & Trust Company (until 1991);
                                                        Director, Mast Realty Trust (until 1994);
                                                        President, Maxwell Building Corp. (until
                                                        1991).
------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------------------------------------------------------------------------------------------------
                                                                                                      Number of
                                                                                                      John Hancock
                                Position(s)     Trustee/     Principal Occupation(s) and other        Funds
Name, Address (1)               Held with       Officer      Directorships                            Overseen by
And Age                         Fund            since(2)     During Past 5 Years                      Trustee
------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee         1994         Lieutenant General, United States         47
Born:  1933                                                  Marine Corps; Deputy Chief of Staff
                                                             for Manpower and Reserve Affairs,
                                                             Headquarters Marine Corps; Commanding
                                                             General III Marine Expeditionary
                                                             Force/3rd Marine Division (retired
                                                             1991).
------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)           Trustee,     2004         Executive Vice President, Manulife        49
Born:  1952                        President                 Financial Corporation (since 2004);
                                   and Chief                 Chairman, Director, President and Chief
                                   Executive                 Executive Officer, John Hancock
                                   Officer                   Advisers, LLC (the "Adviser") and The
                                                             Berkeley Financial Group, LLC ("The
                                                             Berkeley Group"); Chairman, Director,
                                                             President and Chief Executive Officer,
                                                             John Hancock Funds, LLC. ("John Hancock
                                                             Funds"); Chairman, Director, President
                                                             and Chief Executive Officer, Sovereign
                                                             Asset Management Corporation
                                                             ("SAMCorp."); Director, Chairman and
                                                             President, NM Capital Management, Inc.
                                                             (NM Capital); President, John Hancock
                                                             Retirement Services, John Hancock Life
                                                             Insurance Company (until 2004);
                                                             Chairman, Essex Corporation (until
                                                             2004); Co-Chief Executive Officer
                                                             MetLife Investors Group (until 2003);
                                                             Senior Vice President, AXA/Equitable
                                                             Insurance Company (until 2000).
------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                                   Position(s)   Trustee/    Principal Occupation(s) and other         Funds
Name, Address (1)                  Held with     Officer     Directorships                             Overseen by
And Age                            Fund          since(2)    During Past 5 Years                       Trustee
-------------------------------------------------------------------------------------------------------------------
Principal Officers who are not
Trustees
-------------------------------------------------------------------------------------------------------------------
William H. King                    Vice          1994        Vice President and Assistant Treasurer,   N/A
Born:  1952                        President                 the Adviser; Vice President and
                                   and                       Treasurer of each of the John Hancock
                                   Treasurer                 funds; Assistant
                                                             Treasurer of each
                                                             of the John Hancock
                                                             funds (until 2001).
-------------------------------------------------------------------------------------------------------------------
Susan S. Newton                    Senior Vice   1994        Senior Vice President, Secretary and      N/A
Born:  1950                        President,                Chief Legal Officer, SAMCorp., the
                                   Secretary                 Adviser and each of the John Hancock
                                   and Chief                 funds, John Hancock Funds and The
                                   Legal                     Berkeley Group; Vice President,
                                   Officer                   Signature Services (until 2000).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended August 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees,
(v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended August 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2004.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

---------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
---------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------
James F. Carlin                     $1-10,000                          Over 100,000
---------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*            $1-10,000                          Over 100,000
---------------------------------------------------------------------------------------------------------
William J. Cosgrove*                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
William H. Cunningham               none                               $10,001-50,000
---------------------------------------------------------------------------------------------------------
Ronald R. Dion                      over 100,000                       Over 100,000
---------------------------------------------------------------------------------------------------------
Charles L. Ladner**                 $10,001-50,000                     Over 100,000
---------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                  none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Patti McGill Peterson*              none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Steven R. Pruchansky                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Norman H. Smith                     $10,001-50,000                     Over 100,000
---------------------------------------------------------------------------------------------------------
Non-Independent Trustees
---------------------------------------------------------------------------------------------------------
James A. Shepherdson**              $1-10,000                          $10,001-50,000
---------------------------------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $1-10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, over $100,000 and over $100,000 for Mr. Dion, none and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, $10,001-$50,000 and over $100,000 for Mr. Smith.

*Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

**Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as Independent Chairman of the Board.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                           Aggregate          Total Compensation from all
                                         Compensation         Funds in John Hancock Fund
Trustees                               from the Fund(1)       Complex to Trustees (2)
--------                               ----------------       ---------------------------
James F. Carlin                            $ 2,374                     $ 76,250
Richard P. Chapman, Jr.*++                       0                       79,000
William J. Cosgrove*++                           0                       79,500
William H. Cunningham*                       2,317                       74,250
Ronald R. Dion*                              2,390                       77,250
Charles L. Ladner                            2,700                       78,000
John A. Moore++                                  0                       74,000
Patti McGill Peterson++                          0                       72,750
Steven R. Pruchansky*                        2,486                       79,250
Norman H. Smith*                             2,444                       77,750
John P. Toolan*+                             2,416                       78,250
                                           -------                     --------
Total                                      $17,127                     $846,250

     (1)  Compensation is for the current fiscal period ended August 31, 2004.

     (2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky, Smith and Toolan serving on thirty funds; Mr. Chapman serving on twenty-one funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

     (*) As of December 31, 2003, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Chapman was 63,573, Mr. Cosgrove was $210,257, for Mr. Cunningham was $563,218, for Mr. Dion was $193,220, for Mr. Moore was $248,464, for
          Mr. Pruchansky was $150,981, for Mr. Smith was $276,224 and for Mr. Toolan was $633,254 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

     +    Mr. Toolan retired as of December 31, 2004.

     ++ Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of June 18, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.

-----------------------------------------------------------------------------------
Name and Address of Owners of More than           Class A      Class B      Class C
5% of Shares
-----------------------------------------------------------------------------------
Prudential Securities Inc                         --           5.09%        --
Special Custody Account for Exclusive
Benefit of Customers
Attn Surpas Omnibus Dep
1 New York Plaza
New York, New York  10292-0001
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc                      --           --           13.64%
333 West 34th Street
New York, New York  10001-2403
-----------------------------------------------------------------------------------

January 4, 2005

                    John Hancock U.S. Government Cash Reserve
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               dated July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of
                            Position(s)   Trustee/                                                       John Hancock
Name, Address (1)           Held with     Officer      Principal Occupation(s) and other                 Funds Overseen
And Age                     Fund          since(2)     Directorships During Past 5 Years                 by Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner           Chairman      2004        Chairman and Trustee, Dunwoody Village, Inc.       49
Born:  1938                 and Trustee   1994        (retirement services) (until 2003); Senior Vice
                                                      President and Chief
                                                      Financial Officer, UGI
                                                      Corporation (public
                                                      utility holding company)
                                                      (retired 1998); Vice
                                                      President and Director for
                                                      AmeriGas, Inc. (retired
                                                      1998); Director of
                                                      AmeriGas Partners, L.P.
                                                      (until 1997)(gas
                                                      distribution); Director,
                                                      EnergyNorth, Inc. (until
                                                      1995); Director, Parks and
                                                      History Association (since
                                                      2001).
-----------------------------------------------------------------------------------------------------------------------
James F. Carlin             Trustee       1994        Director and Treasurer, Alpha Analytical          47
Born:  1940                                           Laboratories (chemical analysis); Part Owner
                                                      and Treasurer, Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1995); Part Owner and Vice
                                                      President, Mone Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1996); Director/Treasurer,
                                                      Rizzo Associates (engineering) (until 2000);
                                                      Chairman and CEO, Carlin Consolidated, Inc.
                                                      (management/investments); Director/Partner,
                                                      Proctor Carlin & Co., Inc. (until 1999);
                                                      Trustee, Massachusetts Health and Education Tax
                                                      Exempt Trust; Director of the following:  Uno
                                                      Restaurant Corp. (until 2001), Arbella Mutual
                                                      (insurance) (until 2000), HealthPlan Services,
                                                      Inc. (until 1999), Flagship Healthcare, Inc.
                                                      (until 1999), Carlin Insurance Agency, Inc.
                                                      (until 1999); Chairman, Massachusetts Board of
                                                      Higher Education (until 1999).
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2005           President and Chief Executive Officer,       39
Born:  1935                                               Brookline Bancorp., Inc.  (lending) (since
                                                          1972); Chairman and Director, Lumber
                                                          Insurance Co. (insurance) (until 2000);
                                                          Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).
-------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       2005           Vice President, Senior Banker and Senior     39
Born:  1933                                               Credit Officer, Citibank, N.A. (retired
                                                          1991); Executive Vice President, Citadel
                                                          Group Representatives, Inc. (until 2004);
                                                          Director, Hudson City Bancorp; Trustee,
                                                          Scholarship Fund for Inner City Children
                                                          (since 1986).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       1994           Former Chancellor, University of Texas       47
Born:  1944                                               System and former President of the
                                                          University of Texas, Austin, Texas;
                                                          Chairman and CEO, IBT Technologies
                                                          (until 2001); Director of the following:
                                                          The University of Texas Investment
                                                          Management Company (until 2000),
                                                          Hire.com (until 2004), STC Broadcasting,
                                                          Inc. and Sunrise Television Corp. (until
                                                          2001), Symtx, Inc.(electronic
                                                          manufacturing) (since 2001),
                                                          Adorno/Rogers Technology, Inc. (until
                                                          2004), Pinnacle Foods Corporation (until
                                                          2003), rateGenius (until 2003),
                                                          Jefferson-Pilot Corporation (diversified
                                                          life insurance company), New Century
                                                          Equity Holdings (formerly Billing
                                                          Concepts) (until 2001), eCertain (until
                                                          2001), ClassMap.com (until 2001), Agile
                                                          Ventures (until 2001), LBJ Foundation
                                                          (until 2000), Golfsmith International,
                                                          Inc. (until 2000), Metamor Worldwide
                                                          (until 2000), AskRed.com (until 2001),
                                                          Southwest Airlines and Introgen;
                                                          Advisory Director, Q Investments;
                                                          Advisory (until 2003); Director, Chase
                                                          Bank (formerly Texas Commerce Bank -
                                                          Austin), LIN Television (since 2002),
                                                          WilTel Communications (until 2003) and
                                                          Hayes Lemmerz International, Inc.
                                                          (diversified automotive parts supple
                                                          company) (since 2003).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       1998           Chairman and Chief Executive Officer,        47
Born:  1946                                               R.M. Bradley & Co., Inc.; Director, The
                                                          New England Council and Massachusetts
                                                          Roundtable; Director, Boston Stock
                                                          Exchange; Trustee, North Shore Medical
                                                          Center; Director, BJ's Wholesale Club,
                                                          Inc. and a corporator of the Eastern
                                                          Bank; Trustee, Emmanuel College.
-------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       2005           President and Chief Executive Officer,       49
Born:  1939                                               Institute for Evaluating Health Risks,
                                                          (nonprofit institution) (until 2001);
                                                          Senior Scientist, Sciences International
                                                          (health research)(since 1998);
                                                          Principal, Hollyhouse (consulting)(since
                                                          2000); Director, CIIT(nonprofit
                                                          research) (since 2002).
-------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       2005           Executive Director, Council for              49
Born:  1943                                               International Exchange of Scholars and
                                                          Vice President, Institute of
                                                          International Education (since 1998);
                                                          Senior Fellow, Cornell Institute of
                                                          Public Affairs, Cornell University
                                                          (until 1997); Former President of Wells
                                                          College and St. Lawrence University;
                                                          Director, Niagara Mohawk Power
                                                          Corporation (until 2003); Director, Ford
                                                          Foundation, International Fellowships
                                                          Program (since 2002); Director, Lois
                                                          Roth Endowment (since 2002); Director,
                                                          Council for International Exchange
                                                          (since 2003).
-------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       1994           Chairman and Chief Executive Officer,        47
Born:  1944                                               Mast Holdings, Inc. (since 2000);
                                                          Director and President, Mast Holdings,
                                                          Inc. (until 2000); Managing Director,
                                                          JonJames, LLC (real estate)(since 2001);
                                                          Director, First Signature Bank & Trust
                                                          Company (until 1991); Director, Mast
                                                          Realty Trust (until 1994); President,
                                                          Maxwell Building Corp. (until 1991).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                            Position(s)    Trustee/        Principal Occupation(s) and other           Funds
Name, Address (1)           Held with      Officer         Directorships                               Overseen by
And Age                     Fund           since(2)        During Past 5 Years                         Trustee
-------------------------------------------------------------------------------------------------------------------
Norman H. Smith             Trustee        1994            Lieutenant General, United States Marine    47
Born:  1933                                                Corps; Deputy Chief of Staff for
                                                           Manpower and Reserve Affairs,
                                                           Headquarters Marine Corps; Commanding
                                                           General III Marine Expeditionary
                                                           Force/3rd Marine Division (retired
                                                           1991).
-------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)    Trustee,       2004            Executive Vice President, Manulife           49
Born:  1952                 President                      Financial Corporation (since 2004);
                            and Chief                      Chairman, Director, President and Chief
                            Executive                      Executive Officer, John Hancock
                            Officer                        Advisers, LLC (the "Adviser") and The
                                                           Berkeley Financial Group, LLC ("The
                                                           Berkeley Group"); Chairman, Director,
                                                           President and Chief Executive Officer,
                                                           John Hancock Funds, LLC. ("John Hancock
                                                           Funds"); Chairman, Director, President
                                                           and Chief Executive Officer, Sovereign
                                                           Asset Management Corporation
                                                           ("SAMCorp."); Director, Chairman and
                                                           President, NM Capital Management, Inc.
                                                           (NM Capital); President, John Hancock
                                                           Retirement Services, John Hancock Life
                                                           Insurance Company (until 2004);
                                                           Chairman, Essex Corporation (until
                                                           2004); Co-Chief Executive Officer
                                                           MetLife Investors Group (until 2003);
                                                           Senior Vice President, AXA/Equitable
                                                           Insurance Company (until 2000).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                            Position(s)    Trustee/        Principal Occupation(s) and other           Funds
Name, Address (1)           Held with      Officer         Directorships                               Overseen by
And Age                     Fund           since(2)        During Past 5 Years                         Trustee
-------------------------------------------------------------------------------------------------------------------
Principal Officers who
are not Trustees
-------------------------------------------------------------------------------------------------------------------
William H. King             Vice           1994            Vice President and Assistant Treasurer,     N/A
Born:  1952                 President                      the Adviser; Vice President and Treasurer
                            and                            Treasurer of each of the John Hancock
                                                           funds; Assistant Treasurer of each of the
                                                           John Hancock funds (until 2001).
-------------------------------------------------------------------------------------------------------------------
Susan S. Newton             Senior Vice    1994            Senior Vice President, Secretary and        N/A
Born:  1950                 President,                     Chief Legal Officer, SAMCorp., the
                            Secretary                      Adviser and each of the John Hancock
                            and Chief                      funds, John Hancock Funds and The
                            Legal Officer                  Berkeley Group; Vice President, Signature
                             Services (until 2000).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199. (2) Each Trustee serves until resignation, retirement age or until her or his successor is elected. (3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended August 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees,
(v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended August 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2004.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

---------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
---------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------
James F. Carlin                     $1-10,000                          Over 100,000
---------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*            none                               Over 100,000
---------------------------------------------------------------------------------------------------------
William J. Cosgrove*                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
William H. Cunningham               none                               $10,001-50,000
---------------------------------------------------------------------------------------------------------
Ronald R. Dion                      $1-10,000                          Over 100,000
---------------------------------------------------------------------------------------------------------
Charles L. Ladner**                 none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                  none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Patti McGill Peterson*              none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Steven R. Pruchansky                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Norman H. Smith                     none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Non-Independent Trustees
---------------------------------------------------------------------------------------------------------
James A. Shepherdson**              $1-10,000                          $10,001-50,000
---------------------------------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, $1-$10,000 and over $100,000 for Mr. Dion, none and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, none and over $100,000 for Mr. Smith.

*Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

**Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as Independent Chairman of the Board.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                                  Total Compensation from all
                                  Aggregate Compensation          Funds in John Hancock Fund
Trustees                          from the Fund(1)                Complex to Trustees (2)
--------                          ----------------------          --------------------------
James F. Carlin                          $  404                             $ 76,250
Richard P. Chapman, Jr.*++                    0                               79,000
William J. Cosgrove*++                        0                               79,500
William H. Cunningham*                      395                               74,250
Ronald R. Dion*                             406                               77,250
Charles L. Ladner                           459                               78,000
John A. Moore++                               0                               74,000
Patti McGill Peterson++                       0                               72,750
Steven R. Pruchansky*                       423                               79,250
Norman H. Smith*                            415                               77,750
John P. Toolan*+                            411                               78,250
                                       --------                             --------
Total                                    $2,913                             $846,250

     (1)  Compensation is for the current fiscal period ended August 31, 2004.

     (2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky, Smith and Toolan serving on thirty funds; Mr. Chapman serving on twenty-one funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

     (*) As of December 31, 2003, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Chapman was 63,573, Mr. Cosgrove was $210,257, for Mr. Cunningham was $563,218, for Mr. Dion was $193,220, for Mr. Pruchansky was $150,981, for Mr. Smith was $276,224 and for Mr. Toolan was $633,254 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

     +    Mr. Toolan retired as of December 31, 2004.

     ++ Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of June 18, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.

January 4, 2005